Amplify High Income ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.3%
Equity - 9.3%
Aberdeen Total Dynamic Dividend Fund	1,232,407	$12,693,792
BlackRock Enhanced Equity Dividend Trust	666,644	6,813,101
BlackRock Enhanced Global Dividend Trust	286,552	3,553,245
John Hancock Tax-Advantaged Dividend Income Fund	171,565	4,320,007
Liberty All-Star Equity Fund (a)	1,717,236	14,510,644
		41,890,789
Fixed Income - 90.0%
AllianceBernstein Global High Income Fund, Inc. (a)	1,039,310	12,877,051
BlackRock Corporate High Yield Fund, Inc.	703,070	8,746,191
BlackRock Credit Allocation Income Trust	866,315	13,367,240
BlackRock Debt Strategies Fund, Inc.	172,732	1,917,325
BlackRock Taxable Municipal Bond Trust	181,870	4,785,000
Blackstone Strategic Credit Fund (a)	918,033	12,577,052
Calamos Global Dynamic Income Fund	296,495	3,297,024
DoubleLine Income Solutions Fund (a)	734,627	13,186,555
DoubleLine Yield Opportunities Fund	662,675	13,207,113
Eaton Vance Floating-Rate Income Trust	674,216	9,735,679
Eaton Vance Limited Duration Income Fund	997,921	13,212,474
Eaton Vance Senior Floating-Rate Trust	805,483	11,244,543
First Trust High Income Long/Short Fund (a)	756,279	12,115,590
First Trust High Yield Opportunities 2027 Term Fund (a)	641,925	12,973,304
First Trust Intermediate Duration Preferred & Income Fund	133,866	3,477,839
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	114,666	2,661,398
Highland Income Fund	966,560	9,868,578
NexPoint Strategic Opportunities Fund	518,868	7,077,359
Nuveen AMT-Free Quality Municipal Income Fund	449,965	7,140,944
Nuveen Core Plus Impact Fund	672,221	13,316,698
Nuveen Credit Strategies Income Fund	913,656	5,966,174
Nuveen Floating Rate Income Fund	1,297,396	12,662,585
Nuveen Municipal Credit Opportunities Fund	380,618	6,013,764
Nuveen Preferred & Income Opportunities Fund	514,709	5,147,090
Nuveen Preferred & Income Securities Fund	780,178	7,817,383
Nuveen Quality Municipal Income Fund	333,677	5,442,272
Oxford Lane Capital Corp.	2,073,020	14,801,363
PGIM Global High Yield Fund, Inc. (a)	808,835	12,609,738
PGIM High Yield Bond Fund, Inc.	787,650	12,752,053
PIMCO Corporate & Income Opportunity Fund	779,565	16,027,856
PIMCO Dynamic Credit and Mortgage Income Fund	661,057	14,754,792
Pimco Dynamic Income Fund	514,723	14,633,575
PIMCO Dynamic Income Opportunities Fund	441,873	9,491,432
PIMCO High Income Fund	1,383,401	9,614,637
PIMCO Income Strategy Fund II	1,006,186	11,078,108
Templeton Global Income Fund	2,329,061	13,019,451
Virtus AllianzGI Convertible & Income Fund	2,154,752	12,863,869
Wells Fargo Income Opportunities Fund	1,470,851	13,002,323
Western Asset Emerging Markets Debt Fund, Inc. (a)	812,604	11,343,952
Western Asset High Income Opportunity Fund, Inc.	1,876,065	9,830,581
		405,657,955
Total Investment Companies (Cost $432,131,410)		447,548,744

MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (b)	2,271,826	2,271,826
Total Money Market Funds (Cost $2,271,826)		2,271,826

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
First American Government Obligations Fund - Class X - 0.03% (b)	3,275,052	3,275,052
Total Investments Purchased with Proceeds from Securities Lending (Cost $3,275,052)		3,275,052
Total Investments - 100.5%
(Cost $437,678,288)		$453,095,622

Percentages are based on Net Assets of $450,857,117.
(a)	All or a portion of this security is out on loan as of July 31, 2021. Total value of securities out on loan is $3,139,392 or 0.7% of net assets.
(b)	Seven-day yield as of July 31, 2021.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Investment Companies	$447,548,744
Money Market Funds	2,271,826
Investments Purchased with Proceeds from Securities Lending	3,275,052
Total Level 1	453,095,622
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$453,095,622

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.